The Lipper Funds(SM)                                       Prospectus Supplement
Lipper Merger Fund(SM)                                         February 28, 2002


Effective March 1, 2002, the Fund has discontinued the issuance of Group Retirement Plan Shares.

The Lipper Funds(SM)                                       Prospectus Supplement
Lipper High Income Bond Fund(SM)                               February 28, 2002


Effective March 1, 2002, the Fund has discontinued the issuance of Group Retirement Plan Shares.

The Lipper Funds(SM)                                       Prospectus Supplement
Lipper Prime Europe Equity Fund(SM)                            February 28, 2002


Effective March 1, 2002, the Fund has discontinued the issuance of Group Retirement Plan Shares.

The Lipper Funds(SM)                                       Prospectus Supplement
Lipper U.S. Equity Fund(SM)                                    February 28, 2002


Effective March 1, 2002, the Fund has discontinued the issuance of Group Retirement Plan Shares.